ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

May 12, 2022

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information for the ALPS Intermediate Municipal Bond ETF with respect to the Registrant, effective February 25, 2022, do not differ from those filed in the Post-Effective Amendment No. 315 on February 25, 2022, which was filed electronically.

Sincerely,

/s/ Kathryn Burns
Kathryn Burns
Treasurer

cc:	Adam C. Teufel, Esq.

Dechert LLP